Joint ventures, Financial Information of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [abstract]
Non-current assets	$ 2,967,948	$ 2,802,211
Current assets	843,948	900,079
Non-current liabilities	(910,402)	(785,954)
Current liabilities	(571,907)	(653,830)
Translation reserve	(127)	198	$ 63
Revenue	2,281,909	2,868,647	2,671,706
Other income	31,101	35,195	44,984
Expenses	(84,876)	(79,446)	(69,571)
Total comprehensive income for the year	290,171	756,479	$ 773,757
Group's share of total comprehensive (loss)/income	$ (489)	$ (1,712)
Vista Shipping Pte. Ltd. [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest	50.00%	50.00%
Non-current assets	$ 413,507	$ 427,959
Current assets	43,119	63,657
Non-current liabilities	(265,854)	(317,722)
Current liabilities	(28,904)	(45,350)
Net assets	161,868	128,544
Group's share of net assets	80,934	64,272
Hedging reserve	41	0
Carrying amount of interest in joint venture	80,975	64,272
Revenue	99,293	112,907
Other income	2,972	2,623
Expenses	(68,854)	(73,951)
Total comprehensive income for the year	33,411	41,579
Profit/(loss) and total comprehensive income/(loss)	16,706	20,790
Adjustment to previously unrecognised share of profit/(loss) from prior year	0	35
Group's share of total comprehensive (loss)/income	$ 16,706	$ 20,825
H&A Shipping [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest	50.00%	50.00%
Non-current assets	$ 59,271	$ 59,892
Current assets	5,071	5,388
Non-current liabilities	(41,151)	(46,093)
Current liabilities	(4,731)	(4,940)
Net assets	18,460	14,247
Group's share of net assets	9,230	7,124
Shareholder's loans	5,308	6,308
Alignment of accounting policies	20	1,153
Carrying amount of interest in joint venture	14,558	14,585
Revenue	11,069	11,459
Other income	1,496	1,866
Expenses	(9,377)	(10,791)
Total comprehensive income for the year	3,188	2,534
Profit/(loss) and total comprehensive income/(loss)	1,594	1,267
Adjustment to previously unrecognised share of profit/(loss) from prior year	(474)	0
Alignment of accounting policies	(147)	147
Group's share of total comprehensive (loss)/income	$ 973	$ 1,414
Ecomar [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest	50.00%	50.00%
Non-current assets	$ 185,498	$ 68,964
Current assets	13,872	4,928
Non-current liabilities	(172,098)	(77,032)
Current liabilities	(32,795)	0
Net assets	(5,523)	(3,140)
Group's share of net liabilities	(2,762)	(1,570)
Unrecognised share of losses	2,762	1,633
Translation reserve	0	(63)
Carrying amount of interest in joint venture	0	0
Revenue	20,549	0
Other income	1,717	32
Expenses	(24,490)	(3,321)
Total comprehensive income for the year	(2,224)	(3,289)
Profit/(loss) and total comprehensive income/(loss)	(1,112)	(1,645)
Adjustment to previously unrecognised share of profit/(loss) from prior year	(13)	0
Unrecognised share of losses	1,125	1,633
Group's share of total comprehensive (loss)/income	$ 0	$ (12)